Investment Strategy - BlackRock Retirement Income 2030 Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund invests substantially all of its assets in BlackRock Multi-Asset Income Portfolio (“MAI” or the “Underlying Fund”), a series of BlackRock Funds II, which seeks to maximize current income with consideration for capital appreciation.
The Fund, indirectly through its investment in MAI, may invest in both equity securities (including common stock and preferred stock) and fixed income securities (including corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations). The Fund may also purchase securities convertible into common and preferred stock. Under normal circumstances, the Fund, indirectly through its investment in MAI, may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. Additionally, the Fund, indirectly through its investment in MAI, may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
With respect to the Fund’s equity investments made indirectly through its investment in MAI, the Fund may invest in securities of both U.S. or non-U.S. issuers without limit, which can be U.S. dollar based or non-U.S. dollar based and may be currency hedged or unhedged. The Fund may invest in securities of companies of any market capitalization.
With respect to the Fund’s fixed-income investments made indirectly through its investment in MAI, the Fund may invest significantly in non-investment grade bonds (high yield, junk bonds or distressed securities), non-investment grade bank loans, non-dollar denominated bonds and bonds of emerging market issuers. The Fund’s investment in non-dollar denominated bonds may be on a currency hedged or unhedged basis. Non-investment grade bonds acquired by the Fund will generally be in the lower categories of the major rating agencies at the time of purchase (BB or lower by S&P Global Ratings, a division of S&P Global Inc., or Ba or lower by Moody’s Investors Service, Inc.) or will be determined by the management team to be of similar quality. Split rated bonds will be considered to have the higher credit rating. The average portfolio duration of the Fund will vary based on the management team’s forecast of interest rates and there are no limits regarding portfolio duration or average maturity.
The Fund may invest, indirectly through its investment in MAI, in U.S. and non-U.S. real estate investment trusts (“REITs”), structured products, including structured notes that provide exposure to covered call options or other types of financial instruments, and floating rate securities (such as bank loans).
The Fund may have indirect exposure to derivatives through its investment in MAI. Such derivatives may include the use of options, futures, swaps and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in currency exchange rates, interest rates and movements in the securities markets.
The Fund may withdraw from MAI at any time and may invest substantially all of its assets in one or more other pooled investment vehicles. The Fund will provide shareholders with 60 days’ notice of any such change.
The Fund is not a target date fund that follows a “glidepath” in which the mix of investments among asset classes becomes more conservative over time according to a predetermined path. Rather, the Fund’s allocations among asset classes, through its investments in MAI, will vary from year to year and may become more conservative or more aggressive in any given year.
The Fund seeks to deliver its investment objective over a term of 10 years, at the end of which the Fund seeks to deliver a target Fund net asset value per share of at least 50% of the Fund’s net asset value per share at inception. At the conclusion of the Fund’s 10 year term within the year 2030, the Fund intends to return its remaining assets to shareholders through a liquidating distribution. Subsequent to the payment of its liquidating distribution, the Fund will be terminated. The Fund does not contemplate any extensions of the 10 year term.
The Fund expects to make monthly distributions as it seeks to achieve its investment objective of decumulating (or reducing over time) the Fund’s assets to a predefined target Fund net asset value per share, as a percentage of the Fund’s net asset value per share at inception (the “Target Percentage”), over the term of the Fund. The Target Percentage is at least 50% for the Fund (or at least $50 per share for Institutional Shares of the Fund). The Fund intends to provide monthly distributions that, in aggregate for each year, equal at least $5.00 per share for Institutional Shares and a comparable amount per share, adjusted for share class expenses, for Investor A Shares (the “Annual Minimum Distribution Amount”). There is no guarantee that the Fund will distribute the Annual Minimum Distribution Amount in any given year. The amount of the Fund’s monthly distributions for any given period may exceed the amount of the Fund’s income and gains for that period. Accordingly, the Fund’s distributions may consist of a return of capital (or principal invested) in addition to any gains, which would result in a reduction in the net asset value per share of the Fund. The Fund does not have an automatic dividend reinvestment plan, and dividends and distributions cannot be automatically reinvested in shares of the Fund.
The amount of the Fund’s monthly distribution is determined by portfolio management based on a distribution algorithm (the “Algorithm”), and is subject to the Trust’s Board of Trustees’ (the “Board”) ability to approve changes to such amount prior to any dividend being declared. The Algorithm takes into account certain factors, including the performance of the Fund, risk and return forecasts of the Fund’s underlying assets, and the current net asset value per share of the Fund, and constraints, such as the Annual Minimum Distribution Amount, to determine a monthly distribution amount, which is subject to Board approval. The amount of the Fund’s monthly distribution may be dynamic, meaning that it may vary from month to month based on the Algorithm, subject to the Annual Minimum Distribution Amount. The monthly distribution will be an amount expressed as cents-per-share of Institutional Shares of the Fund (with adjustments for the Investor A Shares of the Fund based on such share class’ expenses), as of a specified date.
From time to time, BlackRock may increase or decrease the monthly distribution amount and may implement changes to the Algorithm, including a change to the Annual Minimum Distribution Amount, which may result in changes to the monthly distribution. Such monthly distributions remain subject to Board approval.
The Board may increase or decrease any monthly distribution amount prior to the declaration date of the applicable distribution after taking into consideration any recommendation of portfolio management.